BLACKROCK FUNDS
MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV

ANNUAL REPORT TO SHAREHOLDERS
SEPTEMBER 30, 2000

             BLACKROCK MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV

TOTAL NET ASSETS (9/30/00): $93.6 million

PERFORMANCE BENCHMARK:      Custom Lehman CMBS Index

INVESTMENT APPROACH:        Seeks the highest total return by investing
                            primarily in CMBS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
o The effects of six Federal Reserve rate increases, the last coming in May 2000, finally slowed the U.S. economy from its rapid pace in the second and third quarters. Customer spending, manufacturing, and labor activity all pointed to a softer economy. Since the Portfolio's inception on May 24, 2000, the yield of a 10-year Treasury has decreased 59 basis points from 6.47% to 5.88% on September 30, 2000. An economic slowdown, coupled with rising oil prices and pre-election legislation created an environment for more volatile Treasury bond prices and changes in the shape of the yield curve.

o In addition to Treasuries, the Portfolio invests a majority of its assets in the commercial mortgage-backed security (CMBS) sector. Since the Portfolio's inception, CMBS performance has been mixed. In August, CMBS spreads to Treasuries and interest rate swaps were at the tight end of their range and it seemed as though they were resistant to widening. By September, CMBS inventories were near their highs and as more supply entered the market, it became apparent that the calendar would eventually produce spread weakness. However, the new issues were absorbed into the market without difficulty. CMBS benefited from strong demand for the sector and reduced competition from corporate bonds.

o Within the commercial mortgage-backed sector the Manager emphasized high quality liquid issues and BBB rated CMBS in a credit barbell strategy. The Manager employed this strategy due to the relatively tight spread levels between AAA and AA rated issues.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV AND THE CUSTOM
              LEHMAN CMBS INDEX FROM INCEPTION AT EACH QUARTER END.


              EDGAR REPRESENTION OF PLOT POINTS IN PRINTED GRAPHIC

                   Multi Sector IV                   Lehman CMBS
5/24/00                $10,000.00                    $10,000.00
5/31/00                $10,092.00                    $10,000.00
6/30/00                $10,316.00                    $10,299.00
7/31/00                $10,389.00                    $10,395.00
8/31/00                $10,610.00                    $10,619.00
9/30/00                $10,674.00                    $10,794.00

                            Performance as of 9/30/00


                        MULTI SECTOR IV - AVERAGE RETURN
                                 From Inception
                                      7.46%

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

BLACKROCK FUNDS

MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2000


-------------------------------------------------------------------------------------------------------------------------------
          PAR
         (000)                     DESCRIPTION                                      MATURITY                           VALUE
-------------------------------------------------------------------------------------------------------------------------------
                U.S GOVERNMENT OBLIGATIONS                                                                 15.8%

                U.S. TREASURY NOTES

         $2,000            6.13%                                                    08/31/02                        $ 2,003,136
            350            5.88% **                                                 11/15/04                            349,664
          5,000            6.75%                                                    05/15/05                          5,178,906
            600            6.50%                                                    02/15/10                            625,396
          5,000            5.75%                                                    08/15/10                          4,980,469
          1,100            8.50%                                                    02/15/20                          1,393,684
                                                                                                                    -----------
                TOTAL U.S. GOVERNMENT OBLIGATIONS
                (COST $14,535,306)                                                                                   14,531,255
                                                                                                                    -----------

                COMMERCIAL MORTGAGE-BACKED SECURITIES                                                      80.1%

                CAPCO AMERICA SECURITIZATION CORP.
          2,000            6.26%              Series 1998-D7,Class A1B              09/15/08                          1,899,640
                CHASE COMMERCIAL MORTGAGE SECUTITIES CORP.
          2,000            7.34%              Series 1999-2, Class B                11/15/09                          1,995,320
          1,000            6.60%              Series 1997-2, Class E                12/19/29                            913,600
          2,000            7.93%              Series 2000-2, Class B                07/15/32                          2,055,060
          2,701            7.56%              Series 2000-3, Class B                09/15/10                          2,715,784
                COMM
          3,284            7.71%              Series 2000-C1, Class B               06/15/10                          3,327,886
          1,200            6.46%              Series 1999-1, Class A2               09/15/08                          1,151,448
          2,000            6.55%              Series 1999-1, Class B                10/15/08                          1,902,160
                COMMERCIAL MORTGAGE ACCEPTANCE CORP.
          2,000            7.15%              Series 1998-C1, Class D               04/15/10                          1,913,660
          3,000            7.09%              Series 1998-C2, Class E               06/15/10                          2,814,450
                COMMERCIAL MORTGAGE ASSET TRUST
          1,000            6.59%              Series 1999-C1, Class A2              07/17/08                            967,950
                CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.
          5,194           11.71% ****         Series 1997-C1, Class A (I/O)         06/20/29                            410,380
          1,494           10.77% ****         Series 1997-C2, Class AX (I/O)        11/17/22                             86,184
          2,000            7.29%              Series 1999-C1, Class A2              09/15/09                          2,011,920
                DONALDSON, LUFKIN AND JENRETTE, INC. MORTGAGE ACCEPTANCE CORP.
          1,450            6.41%              Series 1998-CG1, Class A1B            05/10/08                          1,391,681
          1,500            7.07% ***          Series 1998-CF2, Class B2             11/12/31                          1,411,605
          2,000            7.49%              Series 1999-CG1, Class B1             02/10/09                          1,939,960
          2,000            7.85%              Series 1999-CG2, Class B1             06/10/09                          1,980,940
          1,000            7.15%              Series 1998-CG1, Class B4             01/10/13                            747,178

                 See accompanying notes to financial statements.

BLACKROCK FUNDS

MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2000

-------------------------------------------------------------------------------------------------------------------------------
          PAR
         (000)                     DESCRIPTION                                      MATURITY                           VALUE
-------------------------------------------------------------------------------------------------------------------------------
                FDIC REAL ESTATE MORTGAGE INSURANCE CORP. TRUST
         $  500            7.25%              Series 1996-C1, Class 1D              05/25/26                        $   490,061
                FIRST UNION - LEHMAN BROTHERS - BANK OF AMERICA COMMERCIAL MORTGAGE TRUST
          2,000            6.79%              Series 1997-C2, Class B               10/18/11                          1,928,160
          2,000            6.78%              Series 1998-C2, Class E               05/18/13                          1,769,140
          1,000            6.56%              Series 1998-C2, Class A2              11/18/35                            967,950
                HELLER FINANCIAL COMMERCIAL MORTGAGE ASSOCIATION
          2,000            7.25%              Series 1999-PH1, Class D              05/15/31                          1,964,220
                JP MORGAN COMMERCIAL MORTGAGE FINANCE CORP.
          2,000            7.35%              Series 1997-C5, Class D               09/15/29                          1,907,240
                KEYCORP STUDENT LOAN TRUST
          2,000            8.12%              Series 2000-C1, Class E               05/15/10                          2,046,420
                LEHMAN BROTHERS COMMERCIAL CONDUIT MORTGAGE TRUST
          2,000            6.59%              Series 1998-C1, Class E               01/18/08                          1,915,460
          2,200            6.21%              Series 1998-C4, Class A1              10/15/08                          2,083,576
            950            6.78%              Series 1999-C1, Class A2              04/15/09                            927,086
          2,000            6.93%              Series 1999-C1, Class B               04/15/09                          1,949,140
          1,806            7.00%              Series 1998-C1, Class E               11/18/12                          1,642,665
                LEHMAN BROTHERS - UBS COMMERCIAL MORTGAGE TRUST
          3,000            7.50%              Series 2000-C4, Class A2              06/15/10                          3,008,370
                MLCC MORTGAGE INVESTORS, INC.
          2,000            7.01%              Series 1997-C2, Class D               12/10/29                          1,885,320
          4,836           10.22% ****         Series 1997-C2 Class X (I/O)          12/10/29                            302,164
                MORGAN STANLEY CAPITAL INTERNATIONAL, INC.
          1,881            8.62% ****         Series 1997-HF1, Class X (I/O)        06/15/17                            120,418
          1,000            7.58%              Series 1998-HF1, Class E              02/15/08                            958,870
         12,718            9.72% ****         Series 1998-HF1, Class X (I/O)        02/15/18                            635,886
          2,000            6.63%              Series 1998-WF2, Class B              06/15/08                          1,918,460
            545            6.71%              Series 1999-RM1, Class A2             12/15/31                            530,917
          2,000            6.53%              Series 1999-FNV1, Class A2            03/15/31                          1,919,240
                MORTGAGE CAPITAL FUNDING, INC.
            897            7.80%              Series 1996-MC1, Class C              04/15/06                            905,152
         16,758           11.27% ****         Series 1998-MC1, Class X (I/O)        01/18/09                            589,159
                NATIONSLINK FUNDING CORP.
          1,000            7.35%              Series 1996-1, Class F                02/20/06                            862,641
          2,000            7.56%              Series 1999, Class SL                 08/10/08                          1,960,154


                 See accompanying notes to financial statements.

BLACKROCK FUNDS

MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2000

-------------------------------------------------------------------------------------------------------------------------------
          PAR
         (000)                     DESCRIPTION                                      MATURITY                           VALUE
-------------------------------------------------------------------------------------------------------------------------------
                PRUDENTIAL SECURITIES SECURED FINANCING CORP.
         $2,000            7.28%              Series 1998-C1, Class D               01/15/13                        $ 1,878,840
          2,000            6.51%              Series 1998-C1, Class A1B             07/15/08                          1,925,340
                SALOMON BROTHERS MORTGAGE SECURITIES VII
          2,000            7.53%              Series 2000-C2, Class B               07/01/33                          2,018,420
                STRUCTURED ASSET SECURITIES CORP.
          1,000            7.38%              Series 1995-C1, Class D               09/25/24                            998,026
                TOTAL COMMERICAL MORTGAGE - BACKED SECURITIES
                                                                                                                    -----------
                (COST $72,149,067)                                                                                   73,645,302
                                                                                                                    -----------
                CORPORATE BONDS                                                                             3.7%
          1,500            8.10%              EOP OPERATING L.P.                    08/01/10                          1,504,665
          2,000            7.25%              SPIEKER PROPERTIES L.P.               05/01/09                          1,901,820
                                                                                                                    -----------
                TOTAL CORPORATE BONDS
                (COST $3,408,687)                                                                                     3,406,485
                                                                                                                    -----------
                SHORT-TERM INVESTMENTS                                                                      0.4%
                STUDENT HOME LOAN MORTGAGE CORP. DISCOUNT NOTE
            400            6.31%                                                    10/02/00                        $   399,930
                TOTAL SHORT-TERM INVESTMENTS                                                                            399,930
                                                                                                                    -----------
                (COST $399,930)
                TOTAL INVESTMENTS IN SECURITIES                                                           100.0%    $91,982,972
                                                                                                                    ===========
                (COST $90,492,990)*

-------------------------------------------------------------------------------------------------------------------------------

* Cost for Federal income tax purposes is $90,503,154. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

                Gross unrealized appreciation                                                                       $ 1,498,302
                Gross unrealized depreciation                                                                           (18,484)
                                                                                                                    -----------
                                                                                                                     $1,479,818
                                                                                                                    ===========

** Securities pledged as collateral with a value of $99,904 on 52 long U.S. Treasury Notes futures contracts expiring December 2000. The value of such contracts on September 30, 2000 was $5,228,438, thereby resulting in an unrealized gain of $25,219.

***  Rates shown are the rates as of September 30, 2000.

**** Rates shown are the effective yields as of September 30, 2000.

                 See accompanying notes to financial statements.

BLACKROCK FUNDS

MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2000
ASSETS
    Investments at value (Cost $90,492,990)                  $ 91,982,972
    Cash                                                          112,636
    Interest receivable                                           739,835
    Investments sold receivable                                15,000,000
    Futures margin receivable                                       5,510

                                                             ------------
                TOTAL ASSETS                                  107,840,953
                                                             ------------

LIABILITIES
    Investments purchased payable                              13,750,062
    Distributions payable                                         463,344
    Advisory fees payable                                              72
    Administrative fees payable                                    13,481
    Transfer agent fees payable                                     1,854
    Other accrued expenses payable                                 20,874
    Futures margin payable                                          1,462
                                                             ------------
                TOTAL LIABILITIES                              14,251,149
                                                             ------------

NET ASSETS (Applicable to 8,932,854 Institutional
  shares outstanding)                                        $ 93,589,804
                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE ($93,589,804 8,932,854)           $       10.48
                                                             ============

                See accompanying notes to financial statements.

BLACKROCK FUNDS

MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV

STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                         For the Period
                                                       5/15/00 (a) through
                                                            9/30/00
                                                       ------------------
Investment Income:

      Interest                                             $1,724,489
                                                           ----------

Expenses:
     Investment advisory fee                                   57,027
     Administration fee                                        52,465
     Custodian fee                                              6,803
     Transfer agent fee                                         6,846
     Legal and audit                                            3,669
     Printing                                                     727
     Trustees fees and officer's salary                         1,000
     Registration fees                                         13,785
     Other                                                      1,337
                                                           ----------
          Total expenses                                      143,659

         Less fees waived                                     (59,260)
                                                           ----------
             Total expenses                                    84,399
                                                           ----------
     Net investment income                                  1,640,090
                                                           ----------

Realized and unrealized gain (loss) on investments:

Realized gain (loss) from:
          Investment transactions                           1,369,790
          Futures contracts                                    36,904
                                                           ----------
                                                            1,406,694
                                                           ----------
Change in unrealized appreciation from:
          Investments                                       1,489,982
          Futures contracts                                    25,426
                                                           ----------
                                                            1,515,408
                                                           ----------
Net gain on investments                                     2,922,102
                                                           ----------

Net increase in net assets resulting from operations       $4,562,192
                                                           ==========

--------------------------------------------------------------------------------
(a) Commencement of Operations

                 See accompanying notes to financial statements

BLACKROCK FUNDS

MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Period
                                                                     5/15/00(a) through
Increase (decrease) in net assets:                                         9/30/00
                                                                     ------------------
Operations:
     Net investment income                                               $ 1,640,090

     Net realized gain on investments and futures transactions             1,406,694

     Net unrealized appreciation (depreciation) on investments and
           futures transactions                                            1,515,408
                                                                         -----------
     Net increase in net assets resulting from operations                  4,562,192
                                                                         -----------
Distributions to shareholders from:
     Net investment income                                                (1,640,090)
                                                                         -----------

Capital share transactions:
     Proceeds from shares sold                                            89,500,100
     Net asset value of shares issued in reinvestment
           of dividends                                                    1,167,602
                                                                         -----------
                                                                          90,667,702
                                                                         -----------

     Total increase in net assets                                         93,589,804
                                                                         -----------
Net assets:
   Beginning of period                                                             0
                                                                         -----------
   End of period                                                         $93,589,804
                                                                         ===========

--------------------------------------------------------------------------------

(a) Commencement of Operations

                 See accompanying notes to financial statements

BLACKROCK FUNDS

MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                                For the Period
                                                                               5/15/00 (a)
                                                                              through 9/30/00
                                                                             ----------------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period                                              $ 10.00
                                                                                  -------
     Net investment income                                                           0.26
     Net realized and unrealized gain (loss) on investments                          0.48
                                                                                  -------
         Net increase from investment operations                                     0.74
                                                                                  -------
     Distributions from net investment income                                       (0.26)
     Distributions from net realized capital gains                                     --
                                                                                  -------
          Total dividends and distributions                                         (0.26)
                                                                                  -------
     Net asset value, end of period                                               $ 10.48
                                                                                  =======

TOTAL  RETURN                                                                        7.46%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                          $93,590
Ratio of expenses to average net assets                                              0.37%(b)
Ratio of expenses to average net assets (excluding waivers)                          0.63%(b)
Ratio of net investment income to average net assets                                 7.19%(b)
Ratio of net investment income to average net assets (excluding waivers)             7.45%(b)
Portfolio turnover rate                                                               182%

--------------------------------------------------------------------------------

(a) Commencement of investment operations.
(b) Annualized.

                 See accompanying notes to financial statements

BLACKROCK FUNDS

MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

(A)  ORGANIZATION AND ACCOUNTING POLICIES

     BlackRock Funds SM (the "Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 41 investment portfolios. These financial statements relate to the Fund's Multi-Sector Mortgage Securities Portfolio IV (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

     The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

SECURITIES VALUATION: The Portfolio values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Fund's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

     Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity from date of purchase exceeded 60 days.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Portfolio's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES TRANSACTIONS: The Portfolio may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Portfolio may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

BLACKROCK FUNDS

MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Portfolio accretes premium or amortizes discount on securities purchased using the interest method.

TAXES: No provision is made for federal taxes as it is the Fund's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable the regulated investment companies under subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized gains, if any, will be distributed at least annually.

(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Financial Management ("BFM"), a wholly-owned subsidiary of BlackRock Advisors, Inc. ("BlackRock"), serves as investment advisor for the Portfolio. BlackRock Advisors, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BFM is entitled to receive fees, computed daily and paid quarterly, at the annual rate of .25% of the Portfolio's average daily net assets.

     BFM may, at its discretion, waive all or any portion of its advisory fee for the Portfolio and may reimburse the Portfolio for certain operating expenses. For the period ended September 30, 2000, advisory fees and waiver for the Portfolio were as follows:

                                     GROSS                                NET
                                   ADVISORY                             ADVISORY
                                      FEE              WAIVER             FEE
                                   --------            ------           --------
Multi-Sector Mortgage
Securities Portfolio IV            $57,027            $56,956            $71

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates:
 .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, the Portfolio is charged an administration fee based on the following percentage of average daily net assets of the Portfolio: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion.

     PFPC and BlackRock may, at their discretion, voluntarily waive all or any portion of their administration fees for the Portfolio. For the period ended September 30, 2000, administration fees and waivers for the Portfolio were as follows:

                                    GROSS                              NET
                               ADMINISTRATION                     ADMINISTRATION
                                     FEE            WAIVER             FEE
                               --------------       ------        --------------
Multi-Sector Mortgage
Securities Portfolio IV            $52,465          $2,304           $50,161

     PFPC Trust Co. serves as custodian for the Portfolio. PFPC serves as transfer and dividend disbursing agent.

BLACKROCK FUNDS

MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

     BFM voluntarily agreed to waive fees and reimburse expenses to the extent necessary to cap the Portfolio's expenses (exclusive of advisory fees) at no more than .12% of its average daily net assets for the period ended September 30, 2000.

(C)  PORTFOLIO SECURITIES

     Purchases and sales of investment securities, other than short-term investments and government securities, for the period ended September 30, 2000 were $82,452,621 and $6,899,508, respectively. Purchases and sales of government securities for the period ended September 30, 2000 were $133,773,737 and $115,160,800, respectively.

(D)  CAPITAL SHARES

Transactions in capital shares were as follows:

                                              For the Period
                                            5/15/00 (a) through
                                                 9/30/00
                                            -------------------
Shares sold ..............................      8,819,467

Shares issued in reinvestment of dividends        113,387
                                                ---------
Net increase .............................      8,932,854
                                                =========

(a) Commencement of operation.

     As of September 30, 2000, one shareholder held approximately 99% of the outstanding shares of the Portfolio.

(E) AT SEPTEMBER 30, 2000, NET ASSETS CONSISTED OF:

Capital paid-in ...........................      $90,667,702

Accumulated net realized gain on investment
    transactions and futures contracts ....        1,406,694

Net unrealized appreciation on investment
    transactions and futures contracts ....        1,515,408
                                                 -----------
                                                 $93,589,804
                                                 ===========

[GRAPHICS OMITTED]
PRICEWATERHOUSECOOPERS
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                                                PricewaterhouseCoopers LLP
                                                Two Commerce Square, Suite 1700
                                                2001 Market Street
                                                Philadelphia PA 19103-7042
                                                Telephone (267) 330 3000
                                                Facsimile (267) 330 3300

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of BlackRock Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Multi-Sector Mortgage Securities Portfolio IV (a portfolio of BlackRock Funds, hereafter referred to as the "Fund") at September 30, 2000, and the results of its operations, the changes in its net assets and its financial highlights for the period May 15, 2000 (commencement of operations) through September 30, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


/s/  PRICEWATERHOUSECOOPERS LLP
November 17, 2000

INVESTMENT ADVISER                    CO-ADMINISTRATOR AND TRANSFER AGENT
BlackRock Financial Management        PFPC Inc.
New York, New York 10154              Wilmington, Delaware 19809

CUSTODIAN                             DISTRIBUTOR
PFPC Trust Co.                        BlackRock Distributors, Inc.
Philadelphia, Pennsylvania 19101      King of Prussia, Pennsylvania 19428

                                      CO-ADMINISTRATOR
                                      BlackRock Advisors, Inc.
                                      New York, New York 10154

                                      COUNSEL
                                      Simpson, Thatcher & Bartlett
                                      New York, New York 10017
                                      (A partnership which includes professional
                                          corporations)

                                      INDEPENDENT ACCOUNTANTS
                                      PricewaterhouseCoopers LLP
                                      Philadelphia, Pennsylvania 19103

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

BlackRock Funds
103 Bellevue Parkway
Wilmington, Delaware 19809

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SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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